PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [Abstract]
Schedule of reconciliation of defined benefit obligations and plan assets
A reconciliation of the defined benefit obligations and plan assets is presented in the table below for the years ended:

	Pension plans		Other plans
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	$	$	$	$
Defined benefit obligations
Balance, beginning of year	91,148	80,696	2,907	2,780
Current service cost	1,132	1,036	62	60
Interest cost	2,701	3,228	80	106
Benefits paid	(4,456)	(5,476)	(78)	(70)
Actuarial (gains) losses from demographic assumptions	(666)	(542)	(4)	17
Actuarial losses from financial assumptions	9,561	10,924	105	209
Experience losses (gains)	282	692	(88)	(273)
Foreign exchange rate adjustment	507	590	34	78
Balance, end of year	100,209	91,148	3,018	2,907
Fair value of plan assets
Balance, beginning of year	79,003	68,578	—	—
Interest income	2,297	2,713	—	—
Return on plan assets (excluding amounts included in net interest expense)	8,494	11,789	—	—
Contributions by the employer	1,051	1,261	78	—

	Pension plans		Other plans
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	$	$	$	$
Benefits paid	(4,456)	(5,476)	(78)	—
Administration expenses	(379)	(422)	—	—
Foreign exchange rate adjustment	415	560	—	—
Balance, end of year	86,425	79,003	—	—
Funded status – deficit	13,784	12,145	3,018	2,907

Schedule of disclosure of defined benefit plans
The defined benefit obligations and fair value of plan assets broken down by geographical locations is as follows for the years ended:

	December 31, 2020
	US	Canada	Total
	$	$	$
Defined benefit obligations	81,883	21,344	103,227
Fair value of plan assets	(69,649)	(16,776)	(86,425)
Deficit in plans	12,234	4,568	16,802

	December 31, 2019
	US	Canada	Total
	$	$	$
Defined benefit obligations	75,571	18,484	94,055
Fair value of plan assets	(63,877)	(15,126)	(79,003)
Deficit in plans	11,694	3,358	15,052
The significant weighted average assumptions which were used to measure defined benefit obligations are as follows for the years ended:

	US plans		Canadian plans
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Discount rate
Pension plans (end of the year) (1)	2.15%	2.98%	2.55%	3.15%
Pension plans (current service cost) (2)	3.10%	4.13%	3.20%	4.10%
Other plans (end of the year) (1)	1.65%	2.60%	2.55%	3.15%
Other plans (current service cost) (2)	2.82%	3.91%	3.20%	4.10%
Life expectancy at age 65 (in years) (3)
Current pensioner - Male	19	20	22	22
Current pensioner - Female	21	22	25	25
Current member aged 45 - Male	21	21	23	23
Current member aged 45 - Female	23	23	26	26
(1)Represents the discount rate used to calculate the accrued benefit obligation at the end of the year and applied to other components such as interest cost in the following year.
(2)Represents the discount rate used to calculate annual service cost.
(3)Utilizes mortality tables issued by the Society of Actuaries and the Canadian Institute of Actuaries.

Schedule of funded status of defined benefit plans
The defined benefit obligations for pension plans broken down by funding status are as follows for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Wholly unfunded	13,460	12,187
Wholly funded or partially funded	86,749	78,961
Total obligations	100,209	91,148

Schedule of reconciliation of pension and other post-retirement benefits recognized in Balance Sheets
A reconciliation of pension and other post-retirement benefits recognized in the consolidated balance sheets is as follows for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Pension Plans
Present value of the defined benefit obligations	100,209	91,148
Fair value of the plan assets	86,425	79,003
Deficit in plans	13,784	12,145
Assets recognized in Other assets	3,024	1,966
Liabilities recognized	16,808	14,111
Pension benefits recognized in balance sheets	13,784	12,145
Other plans
Present value of the defined benefit obligations and deficit in the plans	3,018	2,907
Liabilities recognized	3,018	2,907
Total plans
Total assets recognized in Other assets	3,024	1,966
Total liabilities recognized	19,826	17,018
Total pension and other post-retirement benefits recognized in balance sheets	16,802	15,052

Schedule of composition of plan assets based on fair value
The composition of plan assets based on the fair value was as follows for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Asset category
Cash	78	110
Equity instruments	14,838	13,753
Fixed income instruments	71,509	65,140
Total	86,425	79,003

Schedule of defined benefit expenses recognized in Consolidated Earnings
The following tables present the defined benefit expenses recognized in consolidated earnings for each of the years in the three-year period ended December 31, 2020:

	Pension plans			Other plans
	2020	2019	2018	2020	2019	2018
	$	$	$	$	$	$
Current service cost	1,132	1,036	1,193	62	60	44
Administration expenses	379	422	611	—	—	—
Net interest expense	404	515	814	80	106	106
Net costs recognized in the statement of consolidated earnings	1,915	1,973	2,618	142	166	150

	Total plans
	2020	2019	2018
	$	$	$
Current service cost	1,194	1,096	1,237
Administration expenses	379	422	611
Net interest expense	484	621	920
Net costs recognized in the statement of consolidated earnings	2,057	2,139	2,768

Schedule of defined benefit plan liability remeasurement recognized in OCI
The table below presents the defined benefit liability or asset remeasurement recognized in OCI for each of the years in the three-year period ended December 31, 2020:

	Pension plans			Other plans
	2020	2019	2018	2020	2019	2018
	$	$	$	$	$	$
Actuarial gains (losses) from demographic assumptions	666	542	163	4	(17)	(21)
Actuarial (losses) gains from financial assumptions	(9,561)	(10,924)	5,186	(105)	(209)	210
Experience (losses) gains	(282)	(692)	(266)	88	273	113
Return on plan assets (excluding amounts included in net interest expense)	8,494	11,789	(2,369)	—	—	—
Total amounts recognized in OCI	(683)	715	2,714	(13)	47	302

Schedule of sensitivity analysis for actuarial assumptions	The sensitivity analysis below has been determined based on reasonably possible changes in the assumptions, in isolation from one another, occurring at the end of the reporting period. This analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in the assumptions would occur in isolation from one another as some of the assumptions may be correlated. An increase or decrease of 1% in the discount rate or an increase or decrease of one year in mortality rate would result in the following increase (decrease) in the defined benefit obligations:

	December 31, 2020	December 31, 2019
	$	$
Discount rate
Increase of 1%	(12,590)	(11,157)
Decrease of 1%	15,637	13,812
Mortality rate
Life expectancy increased by one year	3,491	2,891
Life expectancy decreased by one year	(3,588)	(3,155)